Annual Total Returns- Transamerica Asset Allocation - Moderate Portfolio (Retail Class) [BarChart] - Retail Class - Transamerica Asset Allocation - Moderate Portfolio - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.63%)	11.04%	13.85%	4.36%	(0.63%)	6.08%	12.45%	(6.22%)	14.70%	14.65%